Loans And Allowance For Credit Losses (Changes In Allowance For Credit Losses By Portfolio Segment) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2012		Sep. 30, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of period	¥ 1,285,507		¥ 1,240,456
Provision for credit losses	80,012		89,342
Charge-offs	76,343		117,598
Recoveries	15,709		22,679
Net charge-offs	60,634		94,919
Others	(3,253)	[1]	(6,722)	[2]
Allowance for credit losses, at end of period	1,301,632		1,228,157
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of period	984,308		895,611
Provision for credit losses	70,963		69,300
Charge-offs	40,131		65,294
Recoveries	12,193		19,061
Net charge-offs	27,938		46,233
Others	(3,809)	[1]	(5,909)	[2]
Allowance for credit losses, at end of period	1,023,524		912,769
Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of period	171,837		165,215
Provision for credit losses	(1,983)		16,404
Charge-offs	9,921		12,322
Recoveries	224		113
Net charge-offs	9,697		12,209
Allowance for credit losses, at end of period	160,157		169,410
Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of period	68,903		82,607
Provision for credit losses	7,307		19,695
Charge-offs	17,722		23,926
Recoveries	1,387		889
Net charge-offs	16,335		23,037
Allowance for credit losses, at end of period	59,875		79,265
UNBC [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of period	60,459		97,023
Provision for credit losses	3,725		(16,057)
Charge-offs	8,569		16,056
Recoveries	1,905		2,616
Net charge-offs	6,664		13,440
Others	556	[1]	(813)	[2]
Allowance for credit losses, at end of period	¥ 58,076		¥ 66,713

[1]	Others principally include gains or losses from foreign exchange translation.
[2]	Others principally include gains from foreign exchange translation.